Leases - Obligations and Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities
Non-Current	$ 57,429	$ 56,585
Current	12,254	12,867
Total lease liabilities	69,683	69,452	$ 66,250
Other leases
Lease liabilities
Non-Current, other leases	32,196	24,576
current, other leases	9,513	9,404
Total, Other leases	41,709	33,980
Tolling Agreement
Lease liabilities
Non-Current	25,233	32,009
Current	2,741	3,463
Total lease liabilities	$ 27,974	$ 35,472